Other Receivables (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Other Receivables
Advances to staff		8,741	9,046
Advances to entrepreneurial agents		6,265	9,897
Insurance claim receivables		26	65
Rental deposits		5,610	6,147
Interest income receivables		33,549	13,673
Advances to third parties			21,294
Value-added tax recoverable		14,401	4,749
Dividend receivable from Datong		10,000
Other		4,144	2,163
Other receivables	$ 13,145	82,736	67,034